November 5, 2025

BNY MELLON VARIABLE INVESTMENT FUND

Opportunistic Small Cap Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

On December 31, 2025 (the "Effective Date"), the fund will change its name to "Small Cap Portfolio."

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As of the Effective Date, the following index is added to the Average Annual Total Returns table in the sections "Performance" in the summary prospectus and "Fund Summary – Performance" in the prospectus:

Average Annual Total Returns (as of 12/31/24)
	1 Year	5 Years	10 Years
Russell 2000® Value Index reflects no deductions for fees, expenses or taxes	8.05%	7.29%	7.14%

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